UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 3/31

Item 1.  Schedule of Investments.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2009
Shares		Market Value

	COMMON STOCK - 94.15%
	ADVERTISING - 0.11%
288	Omnicom Group, Inc.	$ 6,739

	AEROSPACE / DEFENSE - 2.70%
727	Boeing Co.	25,867
367	General Dynamics Corp.	15,264
106	Goodrich Corp.	4,016
105	L-3 Communications Holdings, Inc.	7,119
321	Lockheed Martin Corp.	22,159
612	Northrop Grumman Corp.	26,708
409	Raytheon Co.	15,926
143	Rockwell Collins, Inc.	4,668
914	United Technologies Corp.	39,284
		161,011
	AGRICULTURE - 0.28%
595	Archer-Daniels-Midland Co.	16,529

	APPAREL - 0.27%
345	Nike, Inc.	16,177

	AUTO MANUFACTURERS - 0.23%
1,590	Ford Motor Co. *	4,182
515	General Motors Corp.	999
338	Paccar, Inc.	8,707
		13,888
	BANKS - 2.38%
123	Banco Bilbao Vizcaya Argentaria, S.A.	1,000
5,018	Bank of America Corp.	34,223
1,031	Bank of New York Mellon Corp.	29,126
488	Bb&T Corp.	8,257
158	Northern Trust Corp.	9,452
273	PNC Financial Services Group, Inc.	7,996
1,603	US Bancorp	23,420
2,000	Wells Fargo & Co.	28,480
		141,954
	BEVERAGES - 2.74%
1,886	Coca-Cola Co.	82,890
232	Coca-Cola Enterprises, Inc.	3,060
1,500	Pepsico, Inc.	77,220
		163,170
	BIOTECHNOLOGY - 2.25%
1,050	Amgen, Inc. *	51,996
289	Biogen Idec, Inc. *	15,149
338	Celgene Corp. *	15,007
221	Genzyme Corp. *	13,125
836	Gilead Sciences, Inc. *	38,724
		134,001

	BUILDING MATERIALS - 0.04%
335	Masco Corp.	2,338

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2009
Shares		Market Value

	CHEMICALS - 2.34%
200	Air Products & Chemicals, Inc.	$ 11,250
873	DOW Chemical Company	7,359
151	Ecolab, Inc.	5,244
831	E.I. du Pont De Nemours & Co.	18,556
693	Monsanto Co.	57,588
139	PPG Industries, Inc.	5,129
293	Praxair, Inc.	19,716
121	Rohm and Haas Co.	9,540
96	Sherwin Williams Co.	4,989
		139,371
	COAL - 0.16%
155	Consol Energy, Inc.	3,912
224	Peabody Energy Corp.	5,609
		9,521
	COMMERCIAL SERVICES - 0.92%
505	Automatic Data Processing, Inc.	17,756
271	Block H&R, Inc.	4,929
108	Equifax, Inc.	2,641
271	McKesson Corp.	9,496
199	Moody's Corp.	4,561
287	Paychex, Inc.	7,367
646	Western Union Co.	8,120
		54,870
	COMPUTERS - 6.16%
98	Affiliated Computer Services, Inc. *	4,693
802	Apple, Inc. *	84,306
240	Cognizant Technology Solutions Corp *	4,990
146	Computer Sciences Corp. *	5,379
2,068	Dell, Inc. *	19,605
2,055	EMC Corp. *	23,427
2,510	Hewlett Packard Co.	80,471
1,387	International Business Machines Corp.	134,386
313	NetApp, Inc. *	4,645
741	Sun Microsystems, Inc. *	5,424
		367,326
	COSMETICS / PERSONAL CARE - 2.52%
407	Avon Products, Inc.	7,827
470	Colgate Palmolive Co.	27,721
2,436	Procter & Gamble Co.	114,711
		150,259
	DISTRIBUTION / WHOLESALE - 0.07%
145	Genuine Parts Co.	4,330

	DIVERSIFIED FINANCIAL SERVICES - 3.46%
1,101	American Express Co.	15,007
206	Ameriprise Financial, Inc.	4,221
4,580	Citigroup, Inc.	11,587
928	Charles Schwab Corp.	14,384
34	CME Group, Inc.	8,377
451	Discover Financial Services	2,846
151	Franklin Resources, Inc.	8,134
300	Goldman Sachs Group, Inc.	31,806

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2009
Shares		Market Value

	DIVERSIFIED FINANCIAL SERVICES - 3.46% (Continued)

3,228	J.P. Morgan Chase & Co.	$ 85,800
700	Morgan Stanley	15,939
374	SLM Corp. *	1,851
222	T. Rowe Price Group, Inc.	6,407
		206,359
	ELECTRIC - 3.68%
560	AES Corp. *	3,254
139	Allegheny Energy, Inc.	3,221
174	Ameren Corp.	4,035
363	American Electric Power Co.	9,169
209	Consolidated Edison, Inc.	8,278
152	Constellation Energy Corp.	3,140
631	Dominion Resources, Inc.	19,555
149	DTE Energy Co.	4,127
1,128	Duke Energy Corp.	16,153
301	Edison International	8,672
188	Entergy Corp.	12,801
605	Exelon Corp.	27,461
294	FirstEnergy Corp.	11,348
366	FPL Group, Inc.	18,567
294	PG&E Corp.	11,237
348	PPL Corp.	9,991
215	Progress Energy, Inc.	7,796
456	Public Service Enterprise Group, Inc.	13,438
675	Southern Co.	20,668
343	Xcel Energy, Inc.	6,390
		219,301
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.35%
737	Emerson Electric Co.	21,063

	ELECTRONICS - 0.40%
344	Agilent Technologies, Inc. *	5,287
372	Thermo Fisher Scientific, Inc. *	13,269
460	Tyco Electronics Ltd.	5,078
		23,634
	ENGINEERING & CONSTRUCTION - 0.09%
150	Fluor Corp.	5,183

	ENTERTAINMENT - 0.04%
287	International Game Technology	2,646

	ENVIRONMENTAL CONTROL - 0.21%
492	Waste Management, Inc.	12,595

	FOOD - 1.42%
193	Campbell Soup Co.	5,280
429	Conagra Foods, Inc.	7,237
316	General Mills, Inc.	15,762
279	HJ Heinz Co.	9,224

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2009
Shares		Market Value

	FOOD - 1.42% (Contined)
211	Kellogg Co.	$ 7,729
654	Kroger Co.	13,878
374	Safeway, Inc.	7,551
637	Sara Lee Corp.	5,147
559	Sysco Corp.	12,745
		84,553
	FOREST PRODUCTS & PAPER - 0.22%
410	International Paper Co.	2,886
152	Plum Creek Timber Co., Inc.	4,419
206	Weyerhaeuser Co.	5,679
		12,984
	GAS - 0.22%
264	Centerpoint Energy, Inc.	2,754
221	Sempra Energy	10,219
		12,973
	HEALTHCARE - PRODUCTS - 4.12%
596	Baxter International, Inc.	30,527
222	Becton Dickinson & Co.	14,927
1,088	Boston Scientific Corp. *	8,650
455	Covidien, Ltd.	15,124
87	CR Bard, Inc.	6,936
131	Hospira, Inc. *	4,043
2,240	Johnson & Johnson	117,824
1,039	Medtronic, Inc.	30,619
266	Stryker Corp.	9,055
216	Zimmer Holdings, Inc. *	7,884
		245,589
	HEALTHCARE - SERVICES - 1.33%
488	Aetna, Inc.	11,873
261	Cigna Corp.	4,591
139	Humana, Inc. *	3,625
106	Laboratory Corp of America Hld. *	6,200
135	Quest Diagnostics, Inc.	6,410
1,222	UnitedHealth Group, Inc.	25,576
559	WellPoint, Inc. *	21,225
		79,500
	HOUSEHOLD PRODUCTS / WARES - 0.48%
128	Clorox Co.	6,589
128	Fortune Brands, Inc.	3,142
412	Kimberly-Clark Corp.	18,997
		28,728
	INSURANCE - 1.71%
295	Ace Ltd.	11,918
449	Aflac, Inc.	8,693
263	Aon Corp.	10,736
371	Chubb Corp.	15,701
412	Loews Corp.	9,105
495	Marsh & McLennan Companies, Inc.	10,024
228	Principal Financial Group, Inc.	1,865
650	Progressive Corp. *	8,736
622	The Travelers Companies, Inc.	25,278
		102,056

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2009
Shares		Market Value

	INTERNET - 2.30%
285	Amazon.com, Inc. *	$ 20,930
1,060	EBAY, Inc. *	13,314
206	Google, Inc. *	71,700
824	Symantec Corp. *	12,311
208	Verisign, Inc. *	3,925
1,146	Yahoo, Inc. *	14,680
		136,860
	IRON / STEEL - 0.39%
275	Nucor Corp.	10,497
604	United States Steel Corp.	12,763
		23,260
	MACHINERY - CONSTRUCTION & MINING - 0.42%
887	Caterpillar, Inc.	24,801

	MACHINERY - DIVERSIFIED - 0.36%
176	Cummins, Inc.	4,479
417	Deere & Co.	13,707
148	Rockwell International Corp.	3,232
		21,418
	MEDIA - 2.55%
658	CBS Corp.	2,527
2,739	Comcast Corp.	37,360
321	McGraw-Hill Companies, Inc.	7,341
1,971	News Corp, Inc.	13,048
686	The DIRECTV Group, Inc. *	15,634
312	Time Warner Cable, Inc.	7,726
1,241	Time Warner, Inc.	23,945
597	Viacom, Inc. *	10,376
1,871	Walt Disney Co.	33,977
		151,934
	METAL FABRICATE / HARDWARE - 0.12%
117	Precision Castparts Corp.	7,008

	MINING - 0.64%
794	Alcoa, Inc.	5,828
313	Freeport-McMoran Copper & Gold, Inc.	11,928
381	Newmont Mining Corp Holding Co.	17,054
81	Vulcan Materials Co.	3,587
		38,397
	MISCELLANEOUS MANUFACTURERS - 2.38%
678	3M Co.	33,710
220	Danaher Corp.	11,928
173	Dover Corp.	4,564
127	Eaton Corp.	4,681
3,000	General Electric Co.	30,330
737	Honeywell International, Inc.	20,533
384	Illinois Tool Works, Inc.	11,846
304	Ingersoll-Rand, Co.	4,195
156	ITT Industries, Inc.	6,001
153	Parker Hannifin Corp.	5,199
455	Tyco International Ltd.	8,900
		141,887

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2009
Shares		Market Value

	OFFICE/BUSINESS EQUIPMENT - 0.14%
188	Pitney Bowes, Inc.	$ 4,390
895	Xerox Corp.	4,072
		8,462
	OIL & GAS - 12.11%
421	Anadarko Petroleum Corp.	16,373
300	Apache Corp.	19,227
2,077	Chesapeake Energy Corp.	35,434
1,630	ChevronTexaco Corp.	109,601
1,524	ConocoPhillips	59,680
405	Devon Energy Corp.	18,099
221	EOG Resources, Inc.	12,102
4,438	Exxon Mobil Corp.	302,228
223	Hess Corp.	12,087
649	Marathon Oil Corp.	17,062
158	Murphy Oil Corp.	7,074
366	Nabors Industries Ltd. *	3,656
330	Noble Corp.	7,950
780	Occidental Petroleum Corp.	43,407
144	Questar Corp.	4,238
106	Sunoco, Inc.	2,807
377	Transocean, Ltd. *	22,183
553	Valero Energy Corp.	9,899
620	XTO Energy, Inc.	18,984
		722,091
	OIL & GAS SERVICES - 1.63%
372	Baker Hughes, Inc.	10,621
254	BJ Services Co.	2,527
1,072	Halliburton Co.	16,584
496	National-Oilwell Varco, Inc . *	14,240
1,000	Schlumberger Ltd.	40,620
169	Smith International, Inc.	3,630
816	Weatherford International Ltd. *	9,033
		97,255
	PACKAGING & CONTAINERS - 0.06%
87	Ball Corp.	3,776

	PHARMACEUTICALS - 7.27%
1,392	Abbott Labs.	66,398
256	Allergan, Inc.	12,227
168	Amerisource Bergen Corp.	5,487
1,786	Bristol-Myers Squibb Co.	39,149
364	Cardinal Health, Inc.	11,459
894	Eli Lilly & Co.	29,869
232	Express Scripts, Inc. *	10,711
269	Forest Labs, Inc. *	5,907
522	Medco Health Solutions, Inc. *	21,579
2,030	Merck & Company, Inc.	54,303
6,682	Pfizer, Inc.	91,009
1,357	Schering Plough Corp.	31,957
1,236	Wyeth	53,197
		433,252

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2009
Shares		Market Value

	PIPELINES - 0.29%
583	El Paso Corp.	$ 3,644
527	Spectra Energy Corp.	7,452
537	Williams Cos., Inc.	6,111
		17,207
	REITS - 0.10%
103	Public Storage, Inc.	5,691
4	Simon Property Group, Inc.	167
		5,858
	RETAIL - 6.85%
420	Costco Wholesale Corp.	19,454
1,397	CVS Corp.	38,404
451	Gap, Inc.	5,858
1,843	Home Depot, Inc.	43,421
188	JC Penney, Inc.	3,773
296	Kohls Corp. *	12,527
1,393	Lowe's Companies, Inc.	25,422
490	Macy's, Inc.	4,361
1,107	McDonalds Corp.	60,409
614	Staples, Inc.	11,120
780	Target Corp.	26,824
381	TJX Companies, Inc.	9,769
2,129	Wal Mart Stores, Inc.	110,921
914	Walgreen Co.	23,727
460	Yum! Brands, Inc.	12,641
		408,631
	SEMICONDUCTORS - 2.75%
304	Altera Corp.	5,335
300	Analog Devices, Inc.	5,781
1,266	Applied Materials, Inc.	13,610
398	Broadcom Corp. *	7,952
5,340	Intel Corp.	80,367
169	Kla-Tencor Corp.	3,380
257	Linear Technology Corp.	5,906
273	Maxim Integrated Products, Inc.	3,606
625	Micron Technology, Inc. *	2,537
253	National Semiconductor Corp.	2,598
447	Nvidia Corp. *	4,407
1,373	Texas Instruments, Inc.	22,668
289	Xilinx Inc.	5,537
		163,684
	SOFTWARE - 3.86%
522	Adobe Systems, Inc. *	11,166
197	Autodesk, Inc. *	3,312
172	BMC Software, Inc. *	5,676
155	Citrix Systems, Inc. *	3,509
347	Computer Associates International, Inc.	6,111
259	Electronic Arts, Inc. *	4,711
147	Fiserv, Inc. *	5,360
170	IMS Health, Inc.	2,120
291	Intuit, Inc. *	7,857
6,210	Microsoft Corp.	114,078
3,659	Oracle Corp. *	66,118
		230,018

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2009
Shares		Market Value

	TELECOMMUNICATIONS - 6.89%
4,777	AT&T, Inc.	$ 120,380
97	Centurytel, Inc.	2,728
5,665	Cisco Systems, Inc. *	95,002
1,431	Corning, Inc.	18,989
478	Juniper Networks, Inc. *	7,199
2,220	Motorola, Inc.	9,391
1,505	Qualcomm, Inc.	58,560
1,341	Qwest Communications Intl, Inc.	4,586
2,685	Sprint Nextel Corp. *	9,585
2,684	Verizon Communications, Inc.	81,057
399	Windstream Corp.	3,216
		410,693
	TOYS / GAMES / HOBBIES - 0.12%
137	Hasbro, Inc.	3,435
320	Mattel, Inc.	3,690
		7,125
	TRANSPORTATION - 2.05%
322	Burlington Northern Santa Fe	19,368
403	CSX Corp.	10,418
281	Fedex Corp.	12,502
345	Norfolk Southern Corp.	11,644
488	Union Pacific Corp.	20,062
978	United Parcel Service, Inc.	48,137
		122,131

	TOTAL COMMON STOCK	5,614,396
	( Cost - $8,506,653)

	SHORT-TERM INVESTMENTS - 5.13%
	MONEY MARKET FUND - 5.13%
305,660	Huntington Money Market Fund, 3.32% +	305,660
	(Cost - $305,660)

	TOTAL INVESTMENTS - 99.28%
	( Cost - $8,812,313)	5,920,056
	OTHER ASSETS LESS LIABILITIES - 0.72%	42,822
	NET ASSETS - 100.00%	$ 5,962,878

At March 31, 2009, net unrealized depreciation investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an		$ 133,908
excess of value over cost
Aggregate gross unrealized depreciation for all investments for which there was an		(3,026,165)
excess of cost over value		$ (2,892,257)
Net unrealized depreciation

*Non-income producing security.
+Rate shown as of March 31, 2009.
REITs- Real Estate Investment Trusts

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2009
Shares		Market Value

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	5,614,396	0
Level 2 - Other Significant Observable Inputs	305,660	0
Level 3 - Significant Unobservable Inputs	0	0
Total	5,920,056	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/29/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/29/09